Taxation - Current taxation (Details) - GBP (£) £ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Standard rate of corporation tax	25.00%	19.00%	19.00%
UNITED KINGDOM
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
UK corporation tax			£ (4)	£ 30